Offerings	Sep. 14, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Amount of Registration Fee	$ 20,715.00